Property and equipment, net	12 Months Ended
Mar. 31, 2026
Property, Plant, and Equipment [Abstract]
Property and equipment, net

9.	Property and equipment, net

Property and equipment consisted of the following:

	As of March 31,
	2026	2025
Server hardware	$4,087	$3,939
Vehicles	99,349	95,767
	103,436	99,706
Less: accumulated depreciation	(85,884)	(64,591)
Property and equipment, net	17,552	35,115

There was no impairment to property and equipment for the years ended March 31, 2026 and 2025.

Total depreciation expenses were $18,459 and $18,306 for the years ended March 31, 2026 and 2025, respectively.